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             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



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1.       Name and address of issuer:

                  The Fahnestock Funds
                  110 Wall Street
                  New York, NY 10005
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2.       Name of each series or class of funds for which this notice is filed:

                  Hudson Capital Appreciation Fund shares of beneficial interest, par value $.01 per share
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3.       Investment Company Act File Number:             811-6166

         Securities Act File Number:                     33-36697
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4.       Last day of fiscal year for which this notice is filed:

                  December 31, 1995
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5.       Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration

                  N/A
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6.       Date of termination of issuer's declaration under rule 24f-
         3(a)(1), if applicable (see Instruction A.6):  N/A
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7.       Number and amount of securities of the same class or series which had been registered under the securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  None
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8.       Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  151,300.835 shares at an estimated offering price of $11.50 per share (total offering price of $1,741,109.60) representing net redemptions from prior year(s) and applied in "reduction" of amount to be registered pursuant to rule 24e-2 by Post-Effective Amendment No. 5 of the Registration Statement under the Securities Act of 1933 (Amendment No. 7 of the Registration Statement under the Investment Company Act of
                  1940)
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9.       Number and aggregate sale price of securities sold during
         the fiscal year:

                  141,456.658 shares at an aggregate sale price of
                  $1,678,204.56
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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  None. All shares sold were sold in reliance on registration under rule 24e-2 (See Items 8 and 9).
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11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                  125,191.651 shares at an aggregate price of
                  $1,413,413.74
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12.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                           $    -0-
                                                           -----------
         (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                           1,413,413.74
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         (iii)        Aggregate price of shares redeemed or repurchased during
                      the fiscal year (if applicable):

                                                           (1,413,413.74)
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         (iv)         Aggregate price of shares redeemed or repurchased and
                      previously applied as reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                           $    -0-
                                                           -----------

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2:


                                                           $    -0-
                                                           -----------

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6)

                                                            x 1/2900
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         (vii)             Fee due [line (i) or line(v) multiplied by line
                           (vi)]:


                                                           $    -0-
                                                           -----------


Instruction:          Issuers should complete lines (ii), (iii), (iv), and (v)
                      only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.      Check box if fees are being remitted to the Commission's
         lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                  N/A

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                  N/A
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                             RUSSELL POLLACK
By (Signature and Title)               ________________________________________

                                             Russell Pollack, Secretary


Date     February 21, 1996










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